Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization of the Orbital Slots	The change in estimate from indefinite life to finite life and the subsequent amortization of the orbital slots and the remaining indefinite life intangible assets are summarized below.
	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2024	$608,793	$17,000	$83,896	$709,689
Impact of foreign exchange	2,380	—	7,228	9,608
Cost as at December 31, 2024	611,173	17,000	91,124	719,297
Transfer to finite life	(611,173)	—	—	(611,173)
Impact of foreign exchange	—	—	(4,181)	(4,181)
Cost as at December 31, 2025	$—	$17,000	$86,943	$103,943
Accumulated impairment as at January 1, 2024	$(66,880)	$—	$—	$(66,880)
Impairment	(191,048)	—	—	(191,048)
Impact of foreign exchange	(949)	—	—	(949)
	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Accumulated impairment as at December 31, 2024	(258,877)	—	—	(258,877)
Transfer to finite life	258,877	—	—	258,877
Accumulated impairment as at December 31, 2025	$—	$—	$—	$—
Net carrying values
As at December 31, 2024	$352,296	$17,000	$91,124	$460,420
As at December 31, 2025	$—	$17,000	$86,943	$103,943

Schedule of Finite Life Intangible Assets

The finite life intangible assets are summarized below.

	Revenue backlog	Orbital slots	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Cost as at January 1, 2024	$223,664	$—	$194,659	$12,618	$16,718	$25,499	$1,193	$59	$474,410
Additions	—	—	—	—	—	52	—	—	52
Disposals	(223,664)	—	—	—	(16,718)	—			(240,382)
Impact of foreign exchange	—	—	251	—	—	(3,773)	—	—	(3,522)
Cost as at December 31, 2024	—	—	194,910	12,618	—	21,778	1,193	59	230,558
Disposals	—	—	—	(12,618)	—	(709)	—	—	(13,327)
Transfer from indefinite life	—	611,173	—	—	—	—	—	—	611,173
Impact of foreign exchange	—	(990)	(145)	—	—	1,564	—	—	429
Cost as at December 31, 2025	$—	$610,183	$194,765	$—	$—	$22,633	$1,193	$59	$828,833
	Revenue backlog	Orbital slots	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Accumulated amortization and impairment as at January 1, 2024	$(221,862)	$—	$(161,619)	$(10,079)	$(16,718)	$(13,536)	$(596)	$(53)	$(424,463)
Amortization	(1,802)	—	(6,899)	(847)	—	(1,547)	(239)	(3)	(11,337)
Disposals	223,664	—	—	—	16,718	—	—	—	240,382
Impact of foreign exchange	—	—	(216)	—	—	2,122	—	—	1,906
Accumulated amortization and impairment as at December 31, 2024	—	—	(168,734)	(10,926)	—	(12,961)	(835)	(56)	(193,512)
Transfer from indefinite life	—	(258,877)	—	—	—	—	—	—	(258,877)
Amortization	—	(33,852)	(6,883)	(1,692)	—	(1,510)	(239)	(3)	(44,179)
Impairment	—	(7,093)	—	—	—	—	—	—	(7,093)
Disposals	—	—	—	12,618	—	709	—	—	13,327
Impact of foreign exchange	—	634	130	—	—	(928)	—	—	(164)
Accumulated amortization and impairment as at December 31, 2025	$—	$(299,188)	$(175,487)	$—	$—	$(14,690)	$(1,074)	$(59)	$(490,498)
Net carrying values
As at December 31, 2024	$—	$—	$26,176	$1,692	$—	$8,817	$358	$3	$37,046
As at December 31, 2025	$—	$310,995	$19,278	$—	$—	$7,943	$119	$—	$338,335

Schedule of Indefinite and Finite Life Intangible Asset

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2025			As at December 31, 2024
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$103,943	$—	$103,943	$719,297	$(258,877)	$460,420
Finite life intangibles	828,833	(490,498)	338,335	230,558	(193,512)	37,046
Total intangibles	$932,776	$(490,498)	$442,278	$949,855	$(452,389)	$497,466

Schedule of Remaining Useful Lives of the Intangible Assets	The following are the remaining useful lives of the intangible assets:
Years
Customer relationships	1 to 3
Concession rights	1 to 12
Software	0.5
Orbital slots	0 to 34